LEASES	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
LEASES
NOTE 4:-	LEASES

The Company leases all its real estate, storage area and cars under various operating lease agreements that expire on various dates.

The Company’s operating leases have original lease periods expiring between 2021 and 2026. The offices in Israel lease include two options to renew, one of which was exercised in 2020. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain.

Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised.

Under ASC 842, all leases, including non-cancelable operating leases, are now recognized on the balance sheet. The aggregated present value of lease payments is recorded as a long-term asset titled Operating lease right of use asset. The corresponding lease liabilities are split between current maturity of operating lease liability within current liabilities and long-term operating lease liability within long-term liabilities. The Company’s leases do not provide an implicit rate, therefore the Company uses its incremental borrowing rate based on information available on the commencement date to determine the present value of lease payments.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31, 2023

Weighted average remaining lease term	2.19
Weighted average discount (annual) rate	5.32%

Operating lease expenses were approximately $ 800, $ 884 and $ 956 in the years ended December 31, 2023, 2022 and 2021, respectively.

Variable payments as CPI, included in the lease expenses, were approximately $ 61, $ 37 and $ 14 in the years ended December 31, 2023, 2022 and 2021, respectively.

Cash paid for amounts included in the measurement of lease liabilities was approximately $ 852, $ 959 and $ 914 in the years ended December 31, 2023, 2022 and 2021, respectively.

Maturities of operating lease liabilities were as follows:

December 31, 2023

2024	690
2025	631
2026	115

Total operating lease payments	1,436
Less: imputed interest	85

Present value of lease liabilities	1,351
Lease liabilities, current	632
Lease liabilities, non- current	719

Present value of lease liabilities	1,351

The above annual minimum future rental commitments include the period covered by the first exercised option with respect to the leased facility of Compugen Ltd. through March 2026 and exclude the second option to extend the lease of the Company facility for additional five-year period following expiration of the current lease period.